Going Concern (Details Narrative) - USD ($)	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Going Concern Details Narrative
Accumulated deficit	$ (30,053,527)	$ (30,155,127)	$ (27,633,112)
Total Stockholders' Deficit	$ (2,397,128)	$ (2,801,699)	$ (7,645,306)